Investment Risks	May 28, 2026
FidelitySustainabilityIndexFunds-ComboPRO | | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityInternationalIndexFunds-ComboPRO | | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelitySAIEmergingMarketsIndexFund-PRO | | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Document Type	497